Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Interest on cash and cash equivalents and short term deposit	$ 1	$ 2	$ 3
Foreign currency exchange differences, net	78
Total financial income	79	$ 2	$ 3
Expenses:
Accretion of earn-out consideration	(48)	(299)	(878)
Interest on bank loans and credit line	$ (240)	(435)	(197)
Foreign currency exchange differences, net		(48)	(124)
Other	$ (34)	(94)	(59)
Total financial expenses	(322)	(876)	(1,258)
Financial (expenses), net	$ (243)	$ (874)	$ (1,255)